Exceptional items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unusual Or Infrequent Item1 [Line Items]
Expenses From Supply Chain Reconfiguration, Restructuring Activities	€ (12.5)	€ (3.6)	€ 1.2
Findus Group integration costs	0.0	3.5	10.4
Findus Switzerland integration costs	0.3	0.0	0.0
Brexit costs	1.6	1.6	0.0
Business Transformation Program	2.3	0.0	0.0
Goodfella's Pizza and Aunt Bessie's Integration Related Costs	4.0	12.5	8.3
Factory Optimization	10.0	5.7	1.6
Settlement of legacy matters	(2.9)	(9.2)	(3.8)
Remeasurement of indemnification assets	17.8	44.0	0.0
Adjustments For Exceptional Items	€ 20.6	€ 54.5	€ 17.7